Analysis of operating revenues and segmental analysis - Reportable segment information (Details) € in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Reportable segment information
Number of key separate airlines operated by entity	5
Scheduled Revenues	€ 6,930.3	€ 2,652.5	€ 1,036.0
Ancillary Revenues	3,844.9	2,148.4	599.8
Segment revenues	10,775.2	4,800.9	1,635.8
Profit/(loss) for the year	1,313.8	(240.8)	(1,015.1)
Depreciation	(923.2)	(719.4)	(571.0)
Finance expense	(76.8)	(91.4)	(297.1)
Finance income	42.4		16.0
Capital expenditure	(1,914.7)	(1,181.6)	(294.7)
Reportable segment assets	16,405.9	15,149.8	12,328.0
Elimination
Reportable segment information
Segment revenues	(2,053.9)	(1,784.8)	(1,247.5)
Elimination | Ryanair DAC
Reportable segment information
Segment revenues	(759.4)	(698.5)	(586.4)
Elimination | Malta Air
Reportable segment information
Segment revenues	(868.8)	(679.4)	(464.2)
Elimination | Other Airlines
Reportable segment information
Segment revenues	(425.7)	(406.9)	(196.9)
Operating segments [member]
Reportable segment information
Scheduled Revenues	6,930.3	2,652.5	1,036.0
Ancillary Revenues	3,844.9	2,148.4	599.8
Segment revenues	10,775.2	4,800.9	1,635.8
Profit/(loss) for the year	1,428.0	(355.0)	(815.4)
Depreciation	(923.2)	(719.4)	(571.0)
Finance expense	(76.8)	(91.4)	(69.8)
Finance income	42.4		16.0
Capital expenditure	(1,913.1)	(1,532.8)	(376.6)
Reportable segment assets	16,405.9	15,149.8	12,328.0
Reportable segment liabilities	10,762.9	9,604.5	7,681.4
Operating segments [member] | Ryanair DAC
Reportable segment information
Scheduled Revenues	6,843.4	2,616.1	1,020.2
Ancillary Revenues	3,844.9	2,148.4	599.8
Segment revenues	11,447.7	5,463.0	2,206.4
Profit/(loss) for the year	1,382.3	(354.7)	(641.6)
Depreciation	(876.6)	(660.1)	(506.6)
Finance expense	(70.2)	(87.8)	(65.6)
Finance income	42.4		10.9
Capital expenditure	(1,760.1)	(1,527.8)	(343.0)
Reportable segment assets	15,920.4	14,832.1	11,898.7
Reportable segment liabilities	9,914.7	8,879.3	6,830.8
Operating segments [member] | Malta Air
Reportable segment information
Segment revenues	868.8	679.4	464.2
Profit/(loss) for the year	10.1	5.9	(18.7)
Reportable segment assets	90.4	69.6	86.7
Reportable segment liabilities	96.0	85.3	108.3
Operating segments [member] | Other Airlines
Reportable segment information
Scheduled Revenues	86.9	36.4	15.8
Segment revenues	512.6	443.3	212.7
Profit/(loss) for the year	35.6	(6.2)	(155.1)
Depreciation	(46.6)	(59.3)	(64.4)
Finance expense	(6.6)	(3.6)	(4.2)
Finance income			5.1
Capital expenditure	(153.0)	(5.0)	(33.6)
Reportable segment assets	395.1	248.1	342.6
Reportable segment liabilities	752.2	639.9	742.3
Derivatives
Reportable segment information
Hedge ineffectiveness recognized in profit or loss			€ (200.0)
Jet fuel call options
Reportable segment information
Exceptional fair value gain (loss), after tax	€ (114.0)	€ 114.0